Offerings - Offering: 1	Apr. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, to be issued pursuant to the TEN Holdings, Inc. Amended and Restated 2024 Equity Incentive Plan
Amount Registered | shares	266,666
Proposed Maximum Offering Price per Unit	1.44
Maximum Aggregate Offering Price	$ 383,999.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 53.03
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the amount to be registered also covers any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock"), as the case may be, that become issuable under the TEN Holdings, Inc. Amended and Restated 2024 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on April 8, 2026, which date is within five business days prior to the filing of this Registration Statement. (3) Represents 4,000,000 shares of the Registrant's Common Stock approved for issuance upon adoption of the Plan by the Registrant's shareholders on September 28, 2024, as adjusted for the 1-for-15 reverse stock split on December 1, 2025.